Intangible assets (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Intangible Assets and Goodwill
Cost	Balance at 1 January 2017	Additions	Disposals	Transfers	Impairment	Effects of movements in exchange rates	Balance at 31 December 2017
Telecommunication licenses	8,039,431	10,154	—	69,945	—	20,098	8,139,628
Computer software	6,076,405	470,457	(8,624)	569,153	—	9,725	7,117,116
Transmission line software	71,602	218	—	—	—	—	71,820
Central betting system operating right	11,981	—	—	—	—	—	11,981
Indefeasible right of usage	46,017	66,539	—	—	—	—	112,556
Brand name	7,040	—	—	—	—	—	7,040
Customer base	15,512	—	—	—	—	—	15,512
Goodwill	32,834	—	—	—	—	—	32,834
Other	38,321	5,016	—	(588)	—	—	42,749
Construction in progress	142,875	620,463	—	(638,357)	—	2,656	127,637

Total	14,482,018	1,172,847	(8,624)	153	—	32,479	15,678,873

Accumulated amortization
Telecommunication licenses	1,878,895	537,162	—	—	—	3,173	2,419,230
Computer software	4,237,996	537,805	(8,120)	—	1,219	1,980	4,770,880
Transmission line software	58,203	3,498	—	—	767	—	62,468
Central betting system operating right	10,588	903	—	—	—	—	11,491
Indefeasible right of usage	18,785	4,489	—	—	—	—	23,274
Brand name	5,808	704	—	—	—	—	6,512
Customer base	11,286	488	—	—	—	—	11,774
Other	24,468	8,366	—	—	—	—	32,834

Total	6,246,029	1,093,415	(8,120)	—	1,986	5,153	7,338,463

Net book amount	8,235,989	79,432	(504)	153	(1,986)	27,326	8,340,410

Amortization expenses for the years ended 31 December 2017, 2016 and 2015 amounting to TL 1,095,401, TL 921,812 and TL 549,251, respectively include impairment losses and are recognized in cost of revenue.

Impairment losses on intangible assets for the years ended 31 December 2017, 2016 and 2015 are TL 1,986, TL 3,181 and nil respectively and are recognized in amortization expenses.

Computer software includes capitalized software development costs that meet the definition of an intangible asset. The amount of capitalized development costs is TL 124,504 for the year ended 31 December 2017 (31 December 2016: TL 126,916).

The amortization expenses related to capitalized software development costs for the years ended 31 December 2017, 2016 and 2015 amounting to TL 37,532, TL 30,148 and TL 28,560, respectively are recognized in cost of revenue.

Cost	Balance at 1 January 2016	Additions	Disposals	Transfers	Impairment	Effects of movements in exchange rates	Balance at 31 December 2016

Telecommunication licenses	3,950,729	34,494	(4)	4,021,090	—	33,122	8,039,431
Computer software	5,342,056	329,836	(6,444)	390,248	—	20,709	6,076,405
Transmission line software	71,506	96	—	—	—	—	71,602
Central betting system operating right	11,907	—	—	74	—	—	11,981
Indefeasible right of usage	42,132	3,885	—	—	—	—	46,017
Brand name	7,040	—	—	—	—	—	7,040
Customer base	15,512	—	—	—	—	—	15,512
Goodwill	32,834	—	—	—	—	—	32,834
Other	29,713	8,607	(184)	185	—	—	38,321
4.5G license not yet available for use	3,984,954	33,316	—	(4,018,270)	—	—	—
Construction in progress	52,597	478,179	—	(391,496)	—	3,595	142,875

Total	13,540,980	888,413	(6,632)	1,831	—	57,426	14,482,018

Accumulated amortization
Telecommunication licenses	1,429,944	445,069	(4)	—	—	3,886	1,878,895
Computer software	3,771,710	454,111	(2,972)	—	—	15,147	4,237,996
Transmission line software	52,058	3,615	—	—	2,530	—	58,203
Central betting system operating right	9,663	925	—	—	—	—	10,588
Indefeasible right of usage	15,446	3,339	—	—	—	—	18,785
Brand name	5,104	704	—	—	—	—	5,808
Customer base	10,111	1,175	—	—	—	—	11,286
Other	14,307	9,693	(183)	—	651	—	24,468

Total	5,308,343	918,631	(3,159)	—	3,181	19,033	6,246,029

Net book amount	8,232,637	(30,218)	(3,473)	1,831	(3,181)	38,393	8,235,989